CAPITAL AND RESERVES (Details 1) - Share Purchase Option Compensation Plan - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Number of options, Beginning Balance	17,920,000	24,318,500
Number of options, Expired	6,079,700	6,368,500
Number of options, Exercised		(30,000)
Number of options, Ending Balance	11,840,300	17,920,000
Weighted average exercise price, Beginning Balance	$ 1.01	$ 1.00
Weighted average exercise price, Expired	1.38	0.99
Weighted average exercise price, Exercised		0.41
Weighted average exercise price, Ending Balance	$ 0.82	$ 1.01